DISCONTINUED OPERATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period	$ (132)	$ 0	$ 8
Her Majesty Revenue And Customs [Member]
Disclosure Of Summary Of Cash Flows From Discontinued Operations [Line Items]
Adjustment of current tax of prior period	$ 2,400,000